Financial Instruments (Details)						1 Months Ended		12 Months Ended
	Sep. 02, 2023 AUD ($)	Sep. 07, 2022 AUD ($)	Sep. 02, 2022 AUD ($)	Sep. 11, 2021 AUD ($)	Sep. 07, 2021 AUD ($)	Aug. 28, 2023 AUD ($)	Jul. 27, 2021 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Financial Instruments (Details) [Line Items]
Average annual movement foreign exchange rate								3.60%	8.19%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss (in Dollars)								$ 499,159		$ 2,233,871
Interest rate								3.85%
Cash And Cash Equivalent [Member] | Interest Rate 1.44 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 27,457
Interest rate								1.44%
Cash And Cash Equivalent [Member] | Interest Rate of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 61,518
Interest rate								0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 18,864
Interest rate								0.00%
Cash And Cash Equivalent [Member]
Financial Instruments (Details) [Line Items]
Interest rate								0.05%
Cash And Cash Equivalent [Member] | Insurance risk [member] | Interest Rate Of 0.00 Two Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts											$ 10,279,099
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 106,224	$ 46,862
Interest rate									0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 281,415	$ 119,340
Interest rate									0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.00 Two Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 15,473,231	$ 29,361,393	$ 21,523,678		$ 20,233,747	$ 16,159,039
Interest rate								0.00%	0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 3.85 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 150,000
Interest rate	3.85%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.29 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 4,863,883
Interest rate									0.29%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.15 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts			$ 42,713
Interest rate			0.15%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.15 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts		$ 150,000
Interest rate		0.15%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.01 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts										$ 3,231,661
Interest rate										0.01%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate of 0.80 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts					$ 42,713
Interest rate					0.10%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate 0.10 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts				$ 150,000
Interest rate				0.10%
Cash And Cash Equivalent [Member] | Interest rate risk [member] | Interest Rate Of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts							$ 3,000,000
Interest rate							0.05%
Cash And Cash Equivalent [Member] | Interest Rate 3.85 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts						$ 42,713
Interest rate						3.85%